Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Other current liabilities:
Advances from customers	$ 467,907	$ 415,463
Cheques receivables/Payable	1,732,212	2,008,696
Statutory liabilities	264,994	91,825
Others - capital creditors	1,156,666	897,041
Other current liabilities	$ 3,621,779	$ 3,413,025